UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2003
                                         -------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Becky M. Horchler
Address:  131 North North Church Street
          P. O. Box 1220
          Rocky Mount, NC 27802


Form 13F File Number: 028-03824
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Becky M. Horchler
Title: Trust Operations Manager
Phone: 252-454-8307

Signature, Place, and Date of Signing:

/s/ Becky M. Horchler            Rocky Mount, NC                07/10/03
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       82
                                        ----------------------

Form 13F Information Table Value Total:      144,703
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

0REQUESTED MODEL: BNK
1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        07/09/03           PAGE   1
                                                                    AS OF 06/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 NOBLE CORPORATION                    G65422100       321      9,360 SH          X                       7,285                 2,075

 ABBOTT LABORATORIES                  002824100       680     15,535 SH          X                      15,535

 ABBOTT LABORATORIES                  002824100       131      3,000 SH              X   X               3,000

 ALLTEL CORPORATION                   020039103       427      8,852 SH          X                       3,268                 5,584

 ALTRIA GROUP INC                     02209S103       236      5,190 SH          X                       5,190
 COM
 AMERICAN EXPRESS CO                  025816109       476     11,381 SH          X                       4,928                 6,453

 AMERICAN INTL GROUP INC              026874107       626     11,343 SH          X                       9,233                 2,110

 AMGEN INC                            031162100       427      6,470 SH          X                       5,325                 1,145

 BB&T CORP                            054937107     1,031     30,062 SH          X                       4,880                25,182

 BELLSOUTH CORPORATION                079860102       188      7,063 SH          X                       5,527                 1,536

 BELLSOUTH CORPORATION                079860102        16        600 SH              X   X                 600

 BRISTOL MYERS SQUIBB CO              110122108       271      9,987 SH          X                       9,637                   350

 CVS CORP                             126650100       224      8,000 SH          X                       8,000

 CARDINAL HEALTH INC                  14149Y108       214      3,325 SH          X                       2,925                   400

 CHEVRONTEXACO CORP                   166764100       369      5,106 SH          X                       4,020                 1,086

 CISCO SYS INC                        17275R102       233     13,875 SH          X                      11,210                 2,665

 CITIGROUP, INC.                      172967101       567     13,242 SH          X                      10,528                 2,714

 COCA-COLA COMPANY                    191216100       210      4,524 SH          X                       4,249                   275

 CONSTELLATION BRANDS                 21036P108       147      4,670 SH          X                       3,090                 1,580

 CONSTELLATION BRANDS                 21036P108        63      2,000 SH              X   X               2,000

 DOMINION RES INC VA NEW              25746U109       172      2,679 SH          X                       2,479                   200
 COM
 DOMINION RES INC VA NEW              25746U109        51        800 SH              X   X                 800
 COM
 DOW CHEMICAL                         260543103       269      8,693 SH          X                       7,400                 1,293

 DUPONT, E I DE NEMOURS AND COMPANY   263534109       409      9,812 SH          X                       7,207                 2,605

 DUPONT, E I DE NEMOURS AND COMPANY   263534109        15        367 SH              X   X                 367

                                               ----------
          PAGE TOTAL                                7,773


1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        07/09/03           PAGE   2
                                                                    AS OF 06/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 DUKE ENERGY COMPANY                  264399106       420     21,066 SH          X                      20,666                   400

 EXXON MOBIL CORP                     30231G102     1,757     48,921 SH          X                      33,301                15,620

 EXXON MOBIL CORP                     30231G102       241      6,700 SH              X   X               6,700

 FEDERAL NATIONAL MORTGAGE            313586109       240      3,555 SH          X                       3,255                   300

 FIDELITY ADVISOR SER II              315807206       879     35,121 SH          X                                            35,121
 GR OPPTS PTFL T
 GENERAL ELECTRIC COMPANY             369604103     3,725    129,888 SH          X                      91,715                38,173

 GENERAL ELECTRIC COMPANY             369604103       751     26,200 SH              X   X              26,200

 INTEL CORP                           458140100       598     28,732 SH          X                      23,462                 5,270

 INTERNATIONAL BUSINESS MACHINES CORP 459200101       431      5,226 SH          X                       3,518                 1,708

 INTERNATIONAL BUSINESS MACHINES CORP 459200101       330      4,000 SH              X   X               4,000

 J P MORGAN CHASE & CO                46625H100       362     10,605 SH          X                       8,655                 1,950

 JANUS ADVISOR SER                    47102R603       165     11,364 SH          X                      10,349                 1,015
 CORE EQUITY I
 JEFFERSON PILOT CORPORATION          475070108     3,576     86,242 SH          X                       8,242                78,000

 JOHNSON & JOHNSON                    478160104       503      9,725 SH          X                       7,990                 1,735

 LEXMARK INTERNATIONAL, INC.          529771107       566      8,000 SH              X   X               8,000

 LILLY ELI & CO                       532457108       295      4,275 SH          X                       1,075                 3,200

 LOWES COMPANIES INC                  548661107        93      2,165 SH          X                       1,795                   370

 LOWES COMPANIES INC                  548661107     1,239     28,850 SH              X   X              28,850

 MFS SER TR V                         552981888       367     26,915 SH          X                      26,915
 INTL NEW DISCOVERY A
 MFS SER TR V                         552981888         1         89 SH              X   X                  89
 INTL NEW DISCOVERY A
 MERCK & CO INC                       589331107       503      8,305 SH          X                       6,895                 1,410

 MERCK & CO INC                       589331107       642     10,600 SH              X   X              10,600

 MICROSOFT CORP                       594918104       641     24,997 SH          X                      19,576                 5,421

 MYLAN LABS INC                       628530107       211      6,060 SH          X                       4,005                 2,055

 NUVEEN VA PREM INCM MUN FD           67064R102       303     17,291 SH          X                      17,291
 COM
                                               ----------
          PAGE TOTAL                               18,839


1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        07/09/03           PAGE   3
                                                                    AS OF 06/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 PEPSICO, INC.                        713448108       653     14,675 SH          X                      12,850                 1,825

 PFIZER, INC.                         717081103       542     15,860 SH          X                      13,285                 2,575

 PROCTER & GAMBLE COMPANY             742718109       631      7,075 SH          X                       6,605                   470

 PROGRESS ENERGY INC                  743263105       446     10,154 SH          X                      10,154
 COM
 PROVIDIAN FINL CORP                  74406A102       159     17,224 SH          X                      14,236                 2,988
 COM
 RBC MID CAP EQUITY FUND CLASS I      74926B309    66,002  6,262,006 SH          X                   4,463,076    139,416  1,659,513

 RBC MID CAP EQUITY FUND CLASS I      74926B309     1,376    130,538 SH              X   X             114,157     16,381

 RBC LARGE CAP EQUITY FD CLASS I      74926B606    24,719  2,783,712 SH          X                   1,976,892     22,462    784,356

 RBC LARGE CAP EQUITY FD CLASS I      74926B606       879     98,960 SH              X   X              83,705     15,254

 RBC SMALL CAP EQUITY FD CLASS I      74926B846    12,104  1,117,619 SH          X                     702,172     22,501    392,946

 RBC SMALL CAP EQUITY FD CLASS I      74926B846       282     26,072 SH              X   X              19,591      6,481

 ROYAL BK CDA MONTREAL QUE            780087102     3,369     79,155 SH          X                      74,937                 4,218

 ROYAL BK CDA MONTREAL QUE            780087102       974     22,896 SH              X   X               2,454     20,412         30

 SBC COMMUNICATIONS INC               78387G103       248      9,716 SH          X                       6,100                 3,616

 SPDR TR UNIT SER 1                   78462F103     1,236     12,663 SH          X                      12,663

 SPDR TR UNIT SER 1                   78462F103        34        349 SH              X   X                 349

 SONOCO PRODUCTS                      835495102        82      3,400 SH          X                       3,400

 SONOCO PRODUCTS                      835495102       144      6,000 SH              X   X               6,000

 SPRINT CORP                          852061100       760     52,796 SH          X                      15,688                37,108
 COM
 SPRINT CORP PCS                      852061506       180     31,342 SH          X                      12,592                18,750

 3M CO                                88579Y101       214      1,663 SH          X                       1,603                    60

 UNITED TECHNOLOGIES CORP             913017109       282      3,986 SH          X                       3,091                   895

 VERIZON COMMUNICATIONS               92343V104       604     15,311 SH          X                      10,483                 4,828

 WACHOVIA CORP 2ND NEW                929903102       575     14,384 SH          X                       9,652                 4,732
 COM
 WAL-MART STORES                      931142103       649     12,085 SH          X                      10,400                 1,685

                                               ----------
          PAGE TOTAL                              117,144


1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        07/09/03           PAGE   4
                                                                    AS OF 06/30/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 WALGREEN CO                          931422109       322     10,697 SH          X                       9,012                 1,685

 WALGREEN CO                          931422109        60      2,000 SH              X   X               2,000

 WAVE SYS CORP                        943526103        27     30,816 SH          X                                            30,816
 CL A
 WELLS FARGO & CO NEW                 949746101       238      4,725 SH          X                       3,920                   805

 WELLS FARGO & CO NEW                 949746101        50      1,000 SH              X   X               1,000

 WYETH                                983024100       204      4,481 SH          X                       2,833                 1,648
 COM
 WYETH                                983024100        46      1,000 SH              X   X               1,000
 COM
                                               ----------
          PAGE TOTAL                                  947
         FINAL TOTALS                             144,703